Inventories	6 Months Ended
Jun. 30, 2025
Inventories [Abstract]
Inventories

Note 5. Inventories

Inventories consisted of the following:

	As of June 30, 2025	As of December 31, 2024
Raw materials	$3,384,477	$4,095,069
Finished goods	90,669	497,010
Goods shipped in transit	—	595,723
Working in processing	187,553	112,656
Total inventories	$3,662,699	$5,300,458

For the six months ended June 30, 2025 and year ended December 31, 2024, the Company recorded no impairment provision of inventories for lower of cost or net realizable value, respectively.